Pruco Life Insurance Company	Christopher J. Madin
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(860) 534-6087
christopher.madin@prudential.com

May 1, 2019

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life Variable Universal Account (Registration No. 333-112808)
Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 44; and (ii) that the text of Post-Effective Amendment No. 44 was filed electronically on April 5, 2019 (Accession No. 0000851693-19-000016).

By: /s/ Christopher J. Madin
Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
via EDGAR